Capital adequacy (Tables)	3 Months Ended
Mar. 31, 2018
Capital adequacy
Schedule of capital adequacy

	March 31, 2018	December 31, 2017
Capital ratios excl. of buffer requirements1
Common Equity Tier 1 capital ratio	19.9%	20.6%
Tier 1 capital ratio	19.9%	20.6%
Total capital ratio	22.3%	23.0%

Institution-specific Common Equity Tier 1 capital requirement incl. buffers2	8.5%	8.4%
of which minimum Common Equity Tier 1 requirement	4.5%	4.5%
of which Capital conservation buffer	2.5%	2.5%
of which Countercyclical Buffer	1.5%	1.4%
of which Systemic Risk Buffer	—	—

Common Equity Tier 1 capital available to meet buffers3	13.9%	14.6%

Total capital ratio according to Basel I floor	n.a.[4]	21.9%

1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

2	Expressed as a percentage of total risk exposure amount.
3

Common Equity Tier 1 capital ratio as reported less minimum requirement of 4.5 percent (excluding buffer requirements) and less 1.5 percent, consisting of Common Equity Tier 1 used to meet the Tier 1 requirements, since SEK does not have any Additional Tier 1 capital.

4	This is no longer required to be reported. See “Transitional rules” in this Note 9.

Schedule of own funds

Skr mn	March 31, 2018		December 31, 2017
Share capital	3,990		3,990
Retained earnings	13,754		12,782
Accumulated other comprehensive income and other reserves	-346		30
Independently reviewed profit net of any foreseeable charge or dividend	95		540

Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,493		17,342
Additional value adjustments due to prudent valuation	-484		-396
Intangible assets	-60		-66
Fair value reserves related to gains or losses on cash flow hedges	-20		-25
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	348		446
Negative amounts resulting from the calculation of expected loss amounts	-110		-65

Total regulatory adjustments to Common Equity Tier 1 capital	-326		-106

Total Common Equity Tier 1 capital	17,167		17,236
Additional Tier 1 capital	—		—

Total Tier 1 capital	17,167		17,236
Tier 2-eligible subordinated debt	2,096		2,049
Credit risk adjustments1	—		—

Total Tier 2 capital	2,096		2,049

Total Own funds	19,263		19,285
Total Own funds according to Basel I floor	n.a.	[2]	19,350

1

Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of March 31, 2018, the limitation rule has not had any effect (year-end 2017: no effect).

2	This is no longer required to be reported. See “Transitional rules” in this Note 9.

Schedule of minimum capital requirements exclusive of buffers

	March 31, 2018			December 31, 2017
Skr mn	EAD1	Risk exposure amount	Minimum capital requirement	EAD1	Risk exposure amount	Minimum capital requirement
Credit risk standardized method
Corporates	1,329	1,329	106	1,316	1,316	105

Total credit risk standardized method	1,329	1,329	106	1,316	1,316	105
Credit risk IRB method
Central governments	172,488	9,820	787	161,429	9,331	747
Financial institutions2	38,210	12,031	962	38,163	12,688	1,015
Corporates 3	107,521	56,147	4,492	104,630	53,763	4,301
Assets without counterparty	106	106	8	121	121	10

Total credit risk IRB method	318,325	78,104	6,249	304,343	75,903	6,073
Credit valuation adjustment risk	n.a.	2,398	191	n.a.	1,989	159
Foreign exchange risk	n.a.	1,108	89	n.a.	1,326	106
Commodities risk	n.a.	13	1	n.a.	13	1
Operational risk	n.a.	3,284	263	n.a.	3,284	263

Total	319,654	86,236	6,899	305,659	83,831	6,707
Adjustment according to Basel I floor	n.a.	n.a.	n.a.	n.a.	4,503	360
Total incl. Basel I floor[4]	n.a.	n.a.	n.a.	n.a.	88,334	7,067

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 4,808 million (year-end 2017: Skr 4,131 million), Risk exposure amount of Skr 1,824 million (year-end 2017: Skr 1,574 million) and Capital requirement of Skr 146 million (year-end 2017: Skr 126 million).

3

Of which related to specialized lending: EAD Skr 2,539 million (year-end 2017: Skr 2,478 million), Risk exposure amount of Skr 1,741 million (year-end 2017: Skr 1,643 million) and Capital requirement of Skr 139 million (year-end 2017: Skr 131 million).

4	This is no longer required to be reported. See “Transitional rules” in this Note 9.

Schedule of leverage ratio

Skr mn	March 31, 2018	December 31, 2017
Exposure measure for the leverage ratio
On-balance sheet exposures	267,126	249,244
Off-balance sheet exposures	41,229	42,168

Total exposure measure	308,355	291,412
Leverage ratio	5.6%	5.9%

Schedule of internally assessed economic capital excluding buffer
Skr mn	March 31, 2018	December 31, 2017
Credit risk	7,014	6,898
Operational risk	142	142
Market risk	1,161	1,573
Other risks	203	170
Capital planning buffer	1,966	2,005

Total	10,486	10,788